Derivative Financial Instruments - Summary of Nominal Value in Hedging Instruments (Detail) Unit_pure in Millions	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	90,898
GBP LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	76,640
USD LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	13,071
Other [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	1,187
Maturing after transition date [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	33,509
Maturing after transition date [member] | GBP LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	28,228
Maturing after transition date [member] | USD LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	4,541
Maturing after transition date [member] | Other [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	740
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	31,397
Cash flow hedges [member] | GBP LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	23,396
Cash flow hedges [member] | USD LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	8,001
Cash flow hedges [member] | Other [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	0
Cash flow hedges [member] | Maturing after transition date [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	14,417
Cash flow hedges [member] | Maturing after transition date [member] | GBP LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	11,773
Cash flow hedges [member] | Maturing after transition date [member] | USD LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	2,644
Cash flow hedges [member] | Maturing after transition date [member] | Other [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	0
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	59,501
Fair value hedges [member] | GBP LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	53,244
Fair value hedges [member] | USD LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	5,070
Fair value hedges [member] | Other [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	1,187
Fair value hedges [member] | Maturing after transition date [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	19,092
Fair value hedges [member] | Maturing after transition date [member] | GBP LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	16,455
Fair value hedges [member] | Maturing after transition date [member] | USD LIBOR [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	1,897
Fair value hedges [member] | Maturing after transition date [member] | Other [member]
Disclosure of detailed information about hedged items [line items]
notional value of hedging instruments	740